Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, Capital Spending) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	$ 1,159	$ 775	$ 534
Industrial Packaging [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	426	301	183
Printing Papers [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	364	283	218
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	310	159	126
Distribution [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	8	5	6
Forest Products [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	0	3	1
Subtotal [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	1,108	751	534
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Capital Spending - Total from Continuing Operations	$ 51	$ 24	$ 0